Financial instruments - fair values and risk management - Summary of Tabular Form Of Interest Bearing Loans And Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	€ 3,008	€ 183,722
Total non-current interest-bearing loans and borrowings	764	27,001
Financial Institution Loan One [Member] | ZAR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	1,537	0
Total non-current interest-bearing loans and borrowings	764	0
Financial Institution Loan Two [Member] | ZAR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	1,318	0
Financial Institution Loan Three [Member] | GBP | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	0	82,641
Financial Institution Loan Four [Member] | CAD | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	0	258
Financial Institution Loan Five [Member] | CHF | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	0	843
Financial Institution Loan Six [Member] | EUR | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	0	95,296
Financial Institution Loan Seven [Member] | EUR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	0	2,591
Total non-current interest-bearing loans and borrowings	0	22,703
Other Loans One [Member] | NGN | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	126	0
Other Loans Two [Member] | EUR | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total current interest-bearing loans and borrowings	27	2,093
Financial Institution Loan Non Current One [Member] | EUR | Floating interest rate [member] | Libor [Member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total non-current interest-bearing loans and borrowings	0	2,254
Financial Institution Loan Non Current Two [Member] | USD | Fixed interest rate [member]
Disclosure In Tabular Form Of Interest Bearing Loans And Borrowings [Line Items]
Total non-current interest-bearing loans and borrowings	€ 0	€ 2,044